CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income (loss)	$ (2,805)	$ 1,324
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	2,994	2,199
Bad debt expense (recoveries)	663	(155)
Amortization of debt issuance costs	794	589
Write-off of capitalized software	313
(Benefit from) provision for obsolete inventory	(26)	140
Non-cash lease expense	499	240
Shares issued in settlement of litigation	1,199
Non-cash sponsor share transfers		7,216
Non-cash fees under SEPA		119
Share-based compensation expense	9,057	82,180
(Gain) loss from change in fair value of warrant liability	13,411	(5,127)
(Gain) loss from change in fair value of earnout liability	8,990	(61,770)
Loss from extinguishment of debt		445
Deferred income taxes	721	(743)
Changes in operating assets and liabilities:
Accounts receivable	(505)	(1,562)
Inventory	(6,098)	(1,708)
Other current assets	(5,418)	(2,284)
Accounts payable	(165)	416
Deferred revenue	1,433	384
Accrued expenses	2,223	(30,841)
Operating lease liabilities	(397)	(219)
Net cash provided by (used in) operating activities	26,883	(9,157)
Investing Activities
Purchases of property and equipment	(359)	(333)
Purchases of capitalized software	(2,354)	(1,505)
Net cash used in investing activities	(2,713)	(1,838)
Financing Activities
Proceeds from the business combination		12,282
Principal repayments on term loan	(6,250)	(4,375)
Borrowings on term loan		125,000
Extinguishment of Bank of America term loan		(36,250)
Debt issuance costs		(4,036)
Settlement of phantom equity rights		(7,250)
Settlement of RSUs		(424)
Proceeds from exercise of stock options	420
Issuance of stock under purchase plan	144
Distributions	(8,694)	(12,886)
Capitalized transaction costs		(8,341)
Proceeds from issuance of shares under SEPA		442
SEPA transaction costs		(702)
Net cash provided by (used in) financing activities	(14,380)	63,460
Effect of exchange rate changes on cash and cash equivalents	(19)
Net increase in cash and cash equivalents	9,771	52,465
Cash and cash equivalents at beginning of period	79,231	26,766
Cash and cash equivalents at end of period	89,002	79,231
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	9,476	4,426
Cash paid for income taxes	4,426	282
Non-cash investing and financing activities
Capital expenditures and capitalized software included in accounts payable	$ 208	49
Non-cash SEPA transaction costs		$ 119